Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share
Schedule of earnings per share

	At December 31,
	2024	2023	2022
Income / (loss) attributable to equity holders of the Group	282,674	239,506	168,166
Weighted average number of shares (thousands) (Note 32. c)	161,012	160,891	160,755
Basic earnings per share of the year attributable to the ordinary equity holders of the Group	1.76	1.49	1.05

	At December 31,
	2024	2023	2022
Income / (loss) attributable to equity holders of the Group	282,674	239,506	168,166
Weighted average number of shares and potential ordinary shares (thousands) (Note 32.c)	161,193	161,058	160,795
Diluted earnings per share of the year attributable to the ordinary equity holders of the Group	1.75	1.49	1.05

	At December 31,
	2024	2023	2022
Weighted average number of shares outstanding	163,223	163,223	163,223
Weighted average number of treasury shares	(2,211)	(2,332)	(2,468)
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	161,012	160,891	160,755
Adjustments for calculation of diluted earnings per share:
Equity settled share - based payment (1)	181	167	40
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	161,193	161,058	160,795
(1) Rights to equity settled share-based payment granted to executives and key employees in accordance with the Management Compensation Plan by the Compensation Committee (Note 30) are included in the calculation of diluted earnings per share, assuming all outstanding rights will vest. The rights are not included in the determination of basic earnings per share